Customer Advances In Excess Of Costs Incurred On Contracts In Progress (Schedule Of Customer Advances) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Customer Advances In Excess Of Costs Incurred On Contracts In Progress [Abstract]
Advances received	$ 750,161		$ 637,070
Less - Advances presented under long-term liabilities	154,696		177,191
Less - Advances deducted from inventories	150,195	[1]	101,231	[1]
Customer advances - Total	445,270		358,648
Less - Costs incurred on contracts in progress (See Note 5)	38,048		55,957
Customer advances in excess of costs incurred on contracts in progress	$ 407,222		$ 302,691

[1]	The Company has transferred legal title of inventories to certain customers as collateral for advances received. Advances are allocated to the relevant inventories on a per-project basis. In cases where advances are in excess of the inventories, the net amount is presented in customer advances (See Note 14).